Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Goodwill
Note 5 - Goodwill:

The change in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 are as follows:

	2011	2010
	(in thousands)
Balance as of January 1.
Goodwill	$69,152	$70,988
Accumulated impairment losses at the beginning of the period	(32,183)	(18,998)
	36,969	51,990
Goodwill acquired during the year	-	396
Goodwill related to sale of ASNA	-	(2,232)
Goodwill related to sale of Appbuilder	(13,099)	-
Goodwill impairment	(9,632)	(13,185)

Balance as of December 31
Goodwill	56,053	69,152
Accumulated impairment losses at the end of the period	(41,815)	(32,183)
	$14,238	$36,969